SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income		£ 10,180		£ 13,396	[1]	£ 10,912	[1]
Other income, net of insurance claims		8,179		5,230		7,747
Total income, net of insurance claims		18,359		18,626	[1]	18,659	[1]
Operating lease depreciation	[2]
Net income		18,359		18,626		18,659
Operating expenses		(12,670)		(11,729)	[1]	(12,346)	[1]
Impairment		(1,296)		(937)	[1]	(688)	[1]
Profit before tax		4,393		5,960	[1]	5,625	[1]
Volatility And Other Items [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income		379	[3]	152	[4]	228	[5]
Other income, net of insurance claims		(426)	[3]	107	[4]	(186)	[5]
Total income, net of insurance claims		(47)	[3]	259	[4]	42	[5]
Operating lease depreciation	[2]	(967)	[3]	(956)	[4]	(1,053)	[5]
Net income		(1,014)	[3]	(697)	[4]	(1,011)	[5]
Operating expenses		1,697	[3]	2,053	[4]	1,821	[5]
Impairment		5	[3]		[4]	(107)	[5]
Profit before tax		688	[3]	1,356	[4]	703	[5]
Insurance Gross Up [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	[6]	1,818		(834)		1,180
Other income, net of insurance claims	[6]	(2,021)		673		(1,356)
Total income, net of insurance claims	[6]	(203)		(161)		(176)
Operating lease depreciation	[2],[6]
Net income	[6]	(203)		(161)		(176)
Operating expenses	[6]	203		161		176
Impairment	[6]
Profit before tax	[6]
Underlying Basis [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income		12,377		12,714		12,320
Other income, net of insurance claims		5,732		6,010		6,205
Total income, net of insurance claims		18,109		18,724		18,525
Operating lease depreciation	[2]	(967)		(956)		(1,053)
Net income		17,142		17,768		17,472
Operating expenses		(8,320)		(8,765)		(9,049)
Impairment		(1,291)		(937)		(795)
Profit before tax		7,531		8,066		7,628
Payment Protection Insurance [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Operating lease depreciation	[2]
Operating expenses		2,450		750		1,300
Profit before tax		£ 2,450		£ 750		£ 1,300

[1]	Restated, see note 1.
[2]	Net of profits on disposal of operating lease assets of 41 million (2018: 60 million; 2017: 32 million).
[3]	In the year ended 31 December 2019 this comprises the effects of asset sales (gains of 214 million); volatility and other items (losses of 88 million); the amortisation of purchased intangibles (68 million); restructuring (471 million, comprising severance related costs, the integration of Zurich's UK workplace pensions and savings business and costs associated with establishing the Schroders Personal Wealth joint venture); and the fair value unwind and other items (losses of 275 million).
[4]	Comprises the effects of asset sales (loss of 145 million); volatility and other items (gains of 95 million); the amortisation of purchased intangibles (108 million); restructuring (879 million, comprising severance related costs, the rationalisation of the non-branch property portfolio, the work on implementing the ring-fencing requirements and the integration of MBNA and Zurich's UK workplace pensions and savings business); and the fair value unwind and other items (losses of 319 million).
[5]	Comprises the effects of asset sales (gain of 30 million); volatile items (gain of 263 million); liability management (loss of 14 million); the amortisation of purchased intangibles (91 million); restructuring costs (621 million, principally comprising costs relating to the Simplification programme; the rationalisation of the non-branch property portfolio, the work on implementing the ring-fencing requirements and the integration of MBNA); and the fair value unwind and other items (loss of 270 million).
[6]	The Group's insurance businesses' income statements include income and expenditure which are attributable to the policyholders of the Group's long-term assurance funds. These items have no impact in total upon the profit attributable to equity shareholders and, in order to provide a clearer representation of the underlying trends within the business, these items are shown net within the underlying results.